Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Ryde Group Ltd (“we,” “us,” “the Company,” “our” or “Ryde”) is filing this Amendment No. 1 to Form 20-F (the “Form 20-F/A”) to its annual report on Form 20-F for the year ended December 31, 2024 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 28, 2025. The sole purpose of this Form 20-F/A is an exhibit-only filing to amend the Form 20-F to file the Exhibit 15.1 and Exhibit 15.2. No other changes have been made to the Annual Report as amended by Amendment No. 1. This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report and this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41950
Entity Registrant Name	Ryde Group Ltd
Entity Central Index Key	0001971115
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Duo Tower
Entity Address, Address Line Two	3 Fraser Street
Entity Address, Address Line Three	#08-21
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	189352
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0002
Trading Symbol	RYDE
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	22,747,426
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,542,400
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Duo Tower
Entity Address, Address Line Two	3 Fraser Street
Entity Address, Address Line Three	#08-21
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	189352
City Area Code	+65
Local Phone Number	9665-3216
Contact Personnel Name	Lang Chen Fei